Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

March 24, 2009

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                      Re: Aberdeen Funds
                            File Nos. 333-146680 and 811-22132

Ladies and Gentlemen:

     In connection with the registration by Aberdeen Funds, an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933 (the “1933 Act”), we are transmitting herewith Aberdeen Funds’ registration statement on Form N-14, including exhibits (the “Registration Statement”). The Registration Statement is being filed to register shares of beneficial interest that will be issued to the shareholders of the Asia Bond Portfolio, a series of the Credit Suisse Institutional Fund, Inc. (the “Acquired Fund”), in connection with the transfer of assets and assumption of liabilities of the Acquired Fund in exchange for shares of beneficial interest of the Aberdeen Asia Bond Institutional Fund, a series of Aberdeen Funds (the “Acquiring Fund”). The combined Proxy Statement/Prospectus contained in this filing will be used in the solicitation of proxies of the shareholders of the Acquired Fund to approve an Agreement and Plan of Reorganization.

     Pursuant to Rule 488 under the 1933 Act, Aberdeen Funds hereby proposes that the Registration Statement become effective on April 23, 2009.

     Aberdeen Funds has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2.

     Questions and comments concerning this filing may be directed to the undersigned at (215) 564-8104 or, in my absence, to Kenneth L. Greenberg, Esq. at (215) 564-8149.

Sincerely,

/s/ Amy G. Smith
     Amy G. Smith, Esq.